Subsequent event	12 Months Ended
Dec. 31, 2023
Subsequent event [Abstract]
Subsequent event
33.

Subsequent event
On February 5, 2024, Cameco initiated a partial repayment of $ 200,000,000

(US) on the $
600,000,000

(US) term loan used to
finance the 49 % acquisition of Westinghouse. The partial repayment will be applied to the $ 300,000,000

(US) tranche which
matures in November 2026.